Leasing Arrangements - Operating Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	$ 2,643	$ 2,820	$ 2,831
Non-cash GAAP straight-line lease cost	154	303	573
Amortization of lease incentives	(289)	(322)	(346)
Total real estate operating lease cost	2,508	2,801	3,058
Early termination fees and related (gain)/loss	(329)	(311)	(37)
Location operating expenses
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	2,471	2,531	2,638
Non-cash GAAP straight-line lease cost	106	232	381
Amortization of lease incentives	(267)	(280)	(298)
Total real estate operating lease cost	2,310	2,483	2,721
Early termination fees and related (gain)/loss	0	0	0
Pre-opening Location Expenses
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	91	110	129
Non-cash GAAP straight-line lease cost	39	61	172
Amortization of lease incentives	(15)	(21)	(41)
Total real estate operating lease cost	115	150	260
Early termination fees and related (gain)/loss	0	0	0
Selling, general and administrative expenses
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	16	37	62
Non-cash GAAP straight-line lease cost	1	1	20
Amortization of lease incentives	(1)	(3)	(6)
Total real estate operating lease cost	16	35	76
Early termination fees and related (gain)/loss	0	0	0
Restructuring and other related (gains) costs
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	65	142	2
Non-cash GAAP straight-line lease cost	8	9	0
Amortization of lease incentives	(6)	(18)	(1)
Total real estate operating lease cost	67	133	1
Early termination fees and related (gain)/loss	$ (329)	$ (311)	$ (37)